Revenues	12 Months Ended
Jun. 30, 2021
25. Revenues

25. Revenues

	06.30.21	06.30.20	06.30.19
Crops	15,269	17,215	9,697
Sugarcane	5,249	4,773	3,919
Cattle	2,844	2,906	1,430
Supplies	2,137	1,570	1,151
Consignment	974	895	1,395
Advertising and brokerage fees	1,361	1,105	866
Agricultural rental and other services	964	968	778
Other	691	416	312
Income from sales and services from agricultural business	29,489	29,848	19,548
Trading properties and developments	1,024	1,095	1,630
Rental and services	10,978	17,088	21,915
Hotel operations, tourism services and others	920	3,037	4,436
Income from sales and services from urban properties and investment business	12,922	21,220	27,981
Total revenues	42,411	51,068	47,529